Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Schedule of Condensed Financial Information with Respect to the Statement of Financial Position
Condensed financial information with respect to the statement of financial position

	ZIM		Qoros
	As at December 31,
	2019	2018	2019	2018
	$ Thousands
Principal place of business	International		China
Proportion of ownership interest	32%	32%	24%	24%

Current assets	630,817	746,636	570,764	724,697
Non-current assets	1,295,277	1,079,501	1,136,740	1,188,996
Current liabilities	(926,339)	(932,969)	(1,080,340)	(939,950)
Non-current liabilities	(1,252,022)	(1,117,180)	(503,193)	(534,720)
Non-controlling interests	(5,402)	(6,282)	-	-
Total net (liabilities)/assets attributable to the Group	(257,669)	(230,294)	123,971	439,023

Share of Group in net (liabilities)/assets	(82,454)	(73,694)	14,877	105,366
Adjustments:
Currency translation	-	-	20,571	33,818
Excess cost	166,724	165,290	-	-
Book value of investment	84,270	91,596	35,448	139,184

Investment in associated companies	84,270	91,596	35,448	69,592
Asset held for sale (1)	-	-	69,592	69,592

*	As a result of the transaction described in Note 9.B.b.3, Share of Group in net (liabilities)/assets in Qoros in 2019 is 12%.
(1)	Refer to Note 9.B.b.3 for further details.

Schedule of Condensed Financial Information with Respect to Results of Operations
Condensed financial information with respect to results of operations

	ZIM			Qoros*
	For the year ended December 31,
	2019	2018	2017	2019	2018	2017
	$ Thousands

Revenue	3,299,761	3,247,864	2,978,291	349,832	811,997	280,079

(Loss) / income **	(18,148)	(125,653)	6,235	(312,007)	(330,023)	(242,395)

Other comprehensive (loss) / income **	(9,999)	(6,057)	(3,871)	(8)	(23)	31

Total comprehensive (loss) / income	(28,147)	(131,710)	2,364	(312,015)	(330,046)	(242,364)

Kenon’s share of comprehensive
(loss) / income	(9,007)	(42,147)	756	(37,442)	(79,211)	(121,182)

Adjustments	1,432	13,290	8,538	386	873	(16)

Kenon’s share of comprehensive
(loss) / income presented in the books	(7,575)	(28,857)	9,294	(37,056)	(78,338)	(121,198)

*
The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2019 were approximately $172 million, $6 million, $49 million and $33 thousand (2018: $129 million, $5 million, $42 million and $142 thousand; 2017: $102 million, $2 million, $50 million and $14 thousand) respectively.

**	Excludes portion attributable to non-controlling interest.

Schedule of Back-To-Back Guarantees
Set forth below is an overview of the movements in provision for financial guarantees provided by Kenon as described above:

Date	Description	Amount ($ million)
June 2016	Provision in respect of Kenon’s “back-to-back” guarantee obligations to Chery (See Note 9.B.b.6.e)	160
December 2016	Shareholder loan to Qoros (See Note 9.B.b.6.f)	(36)
March 2017	Transfer of First Tranche Loans (See Note 9.B.b.6.g)	(64)
April 2017	Transfer of Second Tranche Loans (See Note 9.B.b.6.g)	(16)
January 2018	Release of remaining financial guarantees (See Note 9.B.b.6.g)	(44)
December 2018	Year end balance	-

Schedule of Details Regarding Dividends Received from Associated Companies	Details regarding dividends received from associated companies
	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
From associated companies	-	-	382